Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease net ROU assets	$ 11	$ 14
Present value of lease liabilities	$ 18	$ 23
Operating lease, right-of-use asset, statement of financial position [extensible enumeration]	Other assets	Other assets
Operating lease, liability, statement of financial position [extensible enumeration]	Other Liabilities	Other Liabilities
Net lease expense	$ 42	$ 30	$ 22